Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis

As at December 31, 2013	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (4)	Carrying Amount

Risk Management
Risk Management Assets
Current	$-	$71	$-	$71	$(15)	$56
Long-term	-	204	-	204	-	204
Risk Management Liabilities
Current	-	38	2	40	(15)	25
Long-term	-	-	5	5	-	5

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (1)	$-	$-	$-	$-	$-	$-
Accounts payable and accrued liabilities (2)	-	-	-	-	-	-
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (3)	-	-	8	8	-	8

As at December 31, 2012	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (4)	Carrying Amount

Risk Management
Risk Management Assets
Current	$2	$505	$-	$507	$(28)	$479
Long-term	-	112	-	112	(1)	111
Risk Management Liabilities
Current	-	25	8	33	(28)	5
Long-term	-	7	4	11	(1)	10

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (1)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (2)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (3)	-	-	36	36	-	36

(1)Receivable from Cenovus.

(2)Payable to Cenovus employees.

(3)Payable to Cenovus.

(4)Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.

Summary Of Changes In Level 3 Fair Value Measurements

	Risk Management		Share Units Resulting from Split Transaction
	2013	2012	2013	2012

Balance, Beginning of Year	$(12)	$18	$(36)	$(83)
Total gains (losses)	3	(18)	16	4
Purchases, issuances and settlements
Purchases	-	-	-	-
Settlements	2	(12)	12	43
Transfers in and out of Level 3	-	-	-	-
Balance, End of Year	$(7)	$(12)	$(8)	$(36)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$(2)	$(21)	$20	$(7)

Quantitative Information About Unobservable Inputs Used In Level 3

	Valuation Technique	Unobservable Input	2013	2012

Risk Management - Natural Gas Options	Option Model	Price volatility	-	0.3% - 28.3%

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$49.25 - $54.47	$48.25 - $57.97

Share Units Resulting from the Split Transaction	Option Model	Cenovus share unit volatility	27.75%	30.18%